Research and Development Expenditures Recognized as Expenses - Summary of Research and Development Expenditures Recognized as Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	₩ 518,409	₩ 536,274	₩ 468,549
Administrative expenses [member]
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	175,167	179,714	123,092
Cost Of Sale [Member]
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	₩ 343,242	₩ 356,560	₩ 345,457